CORPORATE INCOME TAX - Current corporate income tax (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
CORPORATE INCOME TAX
Statutory tax rate	20.00%	20.00%	20.00%
Singapore
CORPORATE INCOME TAX
Statutory tax rate	17.00%
Vietnam
CORPORATE INCOME TAX
Statutory tax rate	20.00%
Vietnam | VinFast Vietnam
CORPORATE INCOME TAX
Tax rate for incentive generated from investment project				10.00%
Consecutive years for tax rate for incentive generated from investment project				15 years
Exemption period from corporate income tax for investment project			4 years
Percentage of reduction in corporate income tax for the subsequent years			50.00%
Term for reduction in corporate income tax			9 years
Preferential tax rate	10.00%
Effective tax rate	0.00%